INTANGIBLE ASSETS, NET (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	¥ 493,880	$ 70,941	¥ 454,859
Finite-Lived Intangible Assets, Accumulated Amortization	(283,534)	(40,727)	(256,802)
Net carrying amount	210,346	30,214	198,057
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	214,087	30,752	211,433
Finite-Lived Intangible Assets, Accumulated Amortization	(89,094)	(12,798)	(74,002)
Franchise Rights [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	62,158	8,928	61,151
Finite-Lived Intangible Assets, Accumulated Amortization	(61,221)	(8,794)	(60,937)
Student Base [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	116,828	16,781	97,239
Finite-Lived Intangible Assets, Accumulated Amortization	(99,101)	(14,235)	(94,480)
Trademarks [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	50,338	7,231	49,705
Finite-Lived Intangible Assets, Accumulated Amortization	(20,572)	(2,955)	(16,984)
Acquired Software [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	26,514	3,808	21,309
Finite-Lived Intangible Assets, Accumulated Amortization	(7,644)	(1,098)	(6,008)
Teaching Course Materials [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	21,115	3,033	14,022
Finite-Lived Intangible Assets, Accumulated Amortization	(5,902)	(847)	¥ (4,391)
Licensed Copyright [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	2,840	$ 408
Finite-Lived Intangible Assets, Accumulated Amortization